Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer U.S. Government Trust), Class A)	0 Months Ended
Dec. 29, 2011
(Oppenheimer U.S. Government Trust) | Class A
Bar Chart Table:
Annual Return 2001	6.91%
Annual Return 2002	10.69%
Annual Return 2003	1.84%
Annual Return 2004	4.39%
Annual Return 2005	2.13%
Annual Return 2006	3.93%
Annual Return 2007	6.63%
Annual Return 2008	(2.41%)
Annual Return 2009	7.26%
Annual Return 2010	8.28%